Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2023
T12-NPRT3-0723
1.9862233.108
Nonconvertible Bonds - 85.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
3.55% 9/15/55	322,000	221,530
3.65% 9/15/59	375,000	256,834
4.3% 2/15/30	412,000	394,298
4.5% 5/15/35	293,000	270,012
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	361,000	285,851
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	261,277
3.7% 3/22/61	545,000	388,472
4.4% 11/1/34	412,000	381,817
		2,460,091
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	189,400
Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	364,656
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	139,792
3.85% 4/1/61	380,000	224,046
4.2% 3/15/28	298,000	278,682
5.375% 5/1/47	338,000	269,621
Comcast Corp. 2.937% 11/1/56	335,000	214,630
Discovery Communications LLC 4.125% 5/15/29	295,000	269,007
Fox Corp.:
3.5% 4/8/30	218,000	196,992
5.476% 1/25/39	78,000	72,246
Magallanes, Inc.:
3.755% 3/15/27	252,000	236,157
4.054% 3/15/29	129,000	117,856
4.279% 3/15/32	397,000	346,836
5.05% 3/15/42	171,000	138,351
5.141% 3/15/52	426,000	332,467
5.391% 3/15/62	385,000	299,481
Time Warner Cable LLC:
4.5% 9/15/42	273,000	202,320
5.875% 11/15/40	354,000	306,611
7.3% 7/1/38	538,000	549,497
		4,559,248
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	509,000	449,816
4.3% 2/15/48	100,000	77,367
4.55% 3/15/52 (b)	314,000	249,355
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	209,903
2.7% 3/15/32	480,000	398,426
3.75% 4/15/27	412,000	391,399
Vodafone Group PLC 3.25% 6/4/81 (c)	250,000	219,828
		1,996,094
TOTAL COMMUNICATION SERVICES		9,204,833
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	850,000	645,902
General Motors Co.:
5.4% 4/1/48	500,000	419,623
5.95% 4/1/49	416,000	377,923
General Motors Financial Co., Inc. 3.1% 1/12/32	400,000	322,421
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	337,305
4.75% 11/13/28 (b)	630,000	617,918
		2,721,092
Distributors - 0.3%
Genuine Parts Co. 2.75% 2/1/32	450,000	371,931
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	292,293
AutoNation, Inc.:
3.85% 3/1/32	650,000	549,260
4.75% 6/1/30	19,000	17,675
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	273,126
5.15% 7/1/33	120,000	119,723
5.625% 4/15/53	250,000	244,093
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	409,000
		1,905,170
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	434,000	349,252
TOTAL CONSUMER DISCRETIONARY		5,347,445
CONSUMER STAPLES - 6.6%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	198,000	193,955
4.9% 2/1/46	368,000	349,488
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	304,000	297,790
Anheuser-Busch InBev Worldwide, Inc. 4.5% 6/1/50	466,000	422,297
Constellation Brands, Inc. 2.875% 5/1/30	363,000	316,751
Molson Coors Beverage Co. 3% 7/15/26	321,000	302,258
		1,882,539
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	269,000	231,728
Food Products - 2.0%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,000,000	873,750
3% 5/15/32 (b)	435,000	332,752
4.375% 2/2/52 (b)	405,000	270,897
5.5% 1/15/30 (b)	530,000	503,542
5.75% 4/1/33 (b)	100,000	93,255
McCormick & Co., Inc. 1.85% 2/15/31	261,000	207,924
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	106,294
Viterra Finance BV 4.9% 4/21/27 (b)	780,000	747,136
		3,135,550
Tobacco - 3.2%
Altria Group, Inc.:
2.45% 2/4/32	440,000	344,529
4.25% 8/9/42	235,000	181,715
4.8% 2/14/29	253,000	247,424
BAT Capital Corp.:
2.726% 3/25/31	500,000	398,820
3.557% 8/15/27	726,000	667,500
3.984% 9/25/50	440,000	289,605
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	627,932
4.25% 7/21/25 (b)	250,000	240,858
Philip Morris International, Inc.:
5.625% 11/17/29	440,000	450,795
5.75% 11/17/32	481,000	492,960
Reynolds American, Inc. 4.45% 6/12/25	967,000	946,031
		4,888,169
TOTAL CONSUMER STAPLES		10,137,986
ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	117,444
6.25% 3/15/38	450,000	460,978
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	80,283
3.75% 2/15/52	350,000	241,647
5.4% 6/15/47	288,000	258,114
6.75% 11/15/39	112,000	117,044
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	565,000	565,562
DCP Midstream Operating LP 5.125% 5/15/29	515,000	500,419
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	356,000	257,040
Enbridge, Inc. 4.25% 12/1/26	214,000	208,095
Energy Transfer LP:
4% 10/1/27	312,000	294,941
5% 5/15/50	450,000	368,105
5.4% 10/1/47	316,000	271,662
5.8% 6/15/38	123,000	117,263
6% 6/15/48	257,000	236,575
Enterprise Products Operating LP 4.9% 5/15/46	183,000	164,449
Equinor ASA 2.375% 5/22/30	422,000	367,820
Hess Corp.:
4.3% 4/1/27	354,000	342,893
5.6% 2/15/41	410,000	386,233
5.8% 4/1/47	240,000	229,982
6% 1/15/40	405,000	399,338
MPLX LP:
1.75% 3/1/26	351,000	320,002
2.65% 8/15/30	722,000	604,425
5.65% 3/1/53	240,000	218,960
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	82,751
3.45% 7/15/24	481,000	465,368
Ovintiv, Inc. 7.2% 11/1/31	270,000	283,480
Petroleos Mexicanos:
5.35% 2/12/28	394,000	316,559
6.49% 1/23/27	85,000	73,196
6.5% 3/13/27	280,000	241,542
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	456,000	448,294
Spectra Energy Partners LP 3.375% 10/15/26	338,000	319,570
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	266,054
6.85% 6/1/39	166,000	178,387
The Williams Companies, Inc.:
4.65% 8/15/32	263,000	248,811
5.3% 8/15/52	57,000	51,440
5.75% 6/24/44	360,000	344,637
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	126,000	112,271
Western Gas Partners LP 4.3% 2/1/30	1,204,000	1,070,447
		11,632,081
FINANCIALS - 32.6%
Banks - 16.7%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	244,170
Banco Santander SA 2.749% 12/3/30	720,000	563,733
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	424,896
2.884% 10/22/30 (c)	487,000	419,463
3.194% 7/23/30 (c)	495,000	436,621
3.458% 3/15/25 (c)	337,000	330,490
3.705% 4/24/28 (c)	362,000	340,275
4.25% 10/22/26	368,000	355,982
4.45% 3/3/26	350,000	342,256
4.571% 4/27/33 (c)	900,000	845,416
5.015% 7/22/33 (c)	640,000	625,575
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	600,000	593,017
Bank of Nova Scotia 4.5% 12/16/25	436,000	424,698
Barclays PLC:
1.007% 12/10/24 (c)	333,000	322,657
2.645% 6/24/31 (c)	550,000	445,554
2.894% 11/24/32 (c)	920,000	726,662
4.836% 5/9/28	415,000	383,978
5.088% 6/20/30 (c)	200,000	185,704
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	670,000	574,981
2.591% 1/20/28 (b)(c)	510,000	458,997
2.824% 1/26/41 (b)	660,000	434,149
BPCE SA:
2.277% 1/20/32 (b)(c)	590,000	457,117
4.875% 4/1/26 (b)	350,000	338,606
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	247,819
2.666% 1/29/31 (c)	307,000	261,047
4.3% 11/20/26	381,000	367,645
4.91% 5/24/33 (c)	295,000	286,800
6.174% 5/25/34 (c)	91,000	92,287
Citizens Financial Group, Inc. 2.638% 9/30/32	427,000	292,873
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	610,000	510,210
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	319,919
Fifth Third Bancorp 8.25% 3/1/38	395,000	445,394
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	701,090
2.357% 8/18/31 (c)	570,000	458,680
2.848% 6/4/31 (c)	400,000	334,141
4.041% 3/13/28 (c)	300,000	283,062
7.39% 11/3/28 (c)	300,000	320,469
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	868,000	610,287
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	190,382
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	387,207
2.956% 5/13/31 (c)	467,000	398,963
4.912% 7/25/33 (c)	890,000	875,219
4.95% 6/1/45	204,000	188,869
5.717% 9/14/33 (c)	840,000	850,051
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	600,000	535,924
7.953% 11/15/33 (c)	350,000	382,424
Rabobank Nederland 3.75% 7/21/26	700,000	657,281
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	735,000	642,299
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	286,396
3% 1/22/30 (b)	555,000	462,109
3.625% 3/1/41 (b)	750,000	470,423
6.221% 6/15/33 (b)(c)	400,000	372,433
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	487,973
Synchrony Bank 5.625% 8/23/27	250,000	233,408
UniCredit SpA 1.982% 6/3/27 (b)(c)	625,000	552,840
Wells Fargo & Co.:
2.164% 2/11/26 (c)	406,000	383,377
4.478% 4/4/31 (c)	432,000	411,134
4.65% 11/4/44	464,000	394,014
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	480,000	454,642
Zions Bancorp NA 3.25% 10/29/29	420,000	299,402
		25,723,490
Capital Markets - 5.2%
Ares Capital Corp.:
2.15% 7/15/26	335,000	291,183
3.875% 1/15/26	452,000	419,530
4.2% 6/10/24	406,000	395,912
4.25% 3/1/25	378,000	360,155
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	268,000	176,391
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	351,000	330,347
3.091% 5/14/32 (b)(c)	725,000	582,802
3.869% 1/12/29 (b)(c)	250,000	223,193
4.194% 4/1/31 (b)(c)	700,000	615,223
4.55% 4/17/26	250,000	235,000
9.016% 11/15/33 (b)(c)	300,000	355,824
Deutsche Bank AG 4.5% 4/1/25	320,000	298,719
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	648,449
3.035% 5/28/32 (c)	566,000	449,012
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	336,000	318,464
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	337,472
2.239% 7/21/32 (c)	430,000	343,033
2.699% 1/22/31 (c)	286,000	244,467
4.35% 9/8/26	535,000	521,797
4.431% 1/23/30 (c)	410,000	393,563
UBS Group AG 3.126% 8/13/30 (b)(c)	500,000	428,116
		7,968,652
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	328,591
2.45% 10/29/26	150,000	133,756
3% 10/29/28	151,000	130,922
3.3% 1/30/32	161,000	130,848
3.4% 10/29/33	333,000	264,975
3.85% 10/29/41	470,000	352,682
Ally Financial, Inc.:
2.2% 11/2/28	254,000	202,552
5.75% 11/20/25	141,000	136,934
5.8% 5/1/25	309,000	305,401
7.1% 11/15/27	550,000	561,900
Capital One Financial Corp.:
2.359% 7/29/32 (c)	662,000	471,493
5.247% 7/26/30 (c)	321,000	304,081
5.468% 2/1/29 (c)	114,000	110,720
5.817% 2/1/34 (c)	238,000	231,049
Discover Financial Services:
4.5% 1/30/26	488,000	472,957
6.7% 11/29/32	35,000	36,257
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	567,244
4.063% 11/1/24	350,000	338,271
4.95% 5/28/27	500,000	467,998
		5,548,631
Financial Services - 3.6%
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	255,709
1.985% 8/19/28 (b)	380,000	305,399
2.5% 3/24/28 (b)	340,000	285,161
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	536,538
7.05% 9/29/25	247,000	246,263
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	255,402
4.05% 7/1/30	629,000	567,173
4.125% 5/15/29	365,000	330,741
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	88,888
3.85% 4/5/29	183,000	164,989
3.9% 4/5/32	241,000	209,019
4.35% 4/5/42	25,000	19,993
4.4% 4/5/52	95,000	72,302
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	215,402
5% 4/20/48	436,000	367,149
Jackson Financial, Inc.:
3.125% 11/23/31	400,000	310,125
4% 11/23/51	485,000	317,761
5.17% 6/8/27	84,000	80,323
5.67% 6/8/32	106,000	101,075
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	308,977
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	345,867
4.8% 6/15/46	204,000	167,376
5.7% 7/15/43	56,000	53,347
		5,604,979
Insurance - 3.5%
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	535,959
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	310,000	233,008
Assurant, Inc. 2.65% 1/15/32	420,000	318,166
Athene Holding Ltd.:
3.45% 5/15/52	250,000	150,504
6.65% 2/1/33	300,000	301,896
Empower Finance 2020 LP 1.776% 3/17/31 (b)	353,000	280,235
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	16,922
4.85% 4/17/28	315,000	305,701
5.625% 8/16/32	740,000	724,341
Five Corners Funding Trust II 2.85% 5/15/30 (b)	630,000	537,760
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	447,935
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	380,000	353,227
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	183,954
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	285,493
Unum Group 4.125% 6/15/51	530,000	373,155
Willis Group North America, Inc. 5.35% 5/15/33	385,000	378,641
		5,426,897
TOTAL FINANCIALS		50,272,649
HEALTH CARE - 7.3%
Biotechnology - 0.7%
AbbVie, Inc. 4.55% 3/15/35	381,000	363,172
Amgen, Inc.:
3.375% 2/21/50	312,000	222,503
5.25% 3/2/30	138,000	139,071
5.25% 3/2/33	88,000	88,311
5.65% 3/2/53	41,000	41,015
5.75% 3/2/63	75,000	74,542
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	224,029
		1,152,643
Health Care Providers & Services - 3.2%
Centene Corp.:
2.625% 8/1/31	1,320,000	1,055,590
3% 10/15/30	294,000	245,272
4.25% 12/15/27	160,000	150,365
4.625% 12/15/29	510,000	472,974
Cigna Group:
3.4% 3/15/50	397,000	282,815
4.8% 8/15/38	316,000	296,868
4.9% 12/15/48	40,000	36,394
CVS Health Corp.:
4.78% 3/25/38	326,000	301,515
4.875% 7/20/35	134,000	127,665
5% 1/30/29	65,000	65,041
5.25% 1/30/31	26,000	26,099
5.3% 6/1/33	450,000	450,929
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	200,000	174,315
4.625% 3/15/52 (b)	370,000	297,983
Sabra Health Care LP 3.2% 12/1/31	615,000	454,605
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	314,329
2.65% 1/15/32	275,000	216,830
		4,969,589
Pharmaceuticals - 3.4%
AstraZeneca PLC 6.45% 9/15/37	276,000	318,205
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	433,997
4.375% 12/15/28 (b)	410,000	394,625
Elanco Animal Health, Inc.:
6.022% 8/28/23	608,000	603,440
6.65% 8/28/28 (c)	452,000	432,523
Mylan NV 4.55% 4/15/28	420,000	397,004
Pfizer Investment Enterprises:
4.75% 5/19/33	780,000	783,128
5.3% 5/19/53	602,000	619,743
Utah Acquisition Sub, Inc. 3.95% 6/15/26	547,000	520,057
Viatris, Inc.:
2.7% 6/22/30	635,000	510,300
4% 6/22/50	280,000	179,880
		5,192,902
TOTAL HEALTH CARE		11,315,134
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.3%
BAE Systems PLC 1.9% 2/15/31 (b)	525,000	423,707
The Boeing Co.:
3.625% 2/1/31	135,000	122,057
5.04% 5/1/27	558,000	553,972
5.15% 5/1/30	888,000	880,715
		1,980,451
Air Freight & Logistics - 0.2%
FedEx Corp. 4.05% 2/15/48	348,000	273,407
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	365,124
Machinery - 0.7%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	250,000	235,113
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	415,520
3.45% 11/15/26	456,000	429,584
		1,080,217
Passenger Airlines - 0.6%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	387,664	361,171
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	167,926	143,997
American Airlines, Inc. 3.75% 4/15/27	125,903	116,104
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	190,016	160,433
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	148,682	134,184
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	78,987	74,603
		990,492
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.875% 1/15/32	460,000	369,433
3.25% 3/1/25	331,000	315,147
		684,580
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	181,049
4.25% 4/15/26 (b)	245,000	226,843
5.5% 1/15/26 (b)	312,000	300,316
6.375% 5/4/28 (b)	139,000	135,769
		843,977
TOTAL INDUSTRIALS		6,218,248
INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.8%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	485,000	312,636
4.9% 10/1/26	526,000	522,525
Vontier Corp. 2.95% 4/1/31	632,000	497,934
		1,333,095
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	486,705
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	262,523
2.45% 2/15/31 (b)	175,000	141,306
2.6% 2/15/33 (b)	622,000	483,700
3.5% 2/15/41 (b)	363,000	268,662
Micron Technology, Inc.:
2.703% 4/15/32	395,000	311,653
4.185% 2/15/27	401,000	386,351
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	319,897
		2,174,092
Software - 1.0%
Oracle Corp.:
2.3% 3/25/28	408,000	360,982
2.875% 3/25/31	190,000	161,538
3.95% 3/25/51	430,000	315,366
4.3% 7/8/34	347,000	312,596
Roper Technologies, Inc. 2.95% 9/15/29	389,000	346,116
		1,496,598
TOTAL INFORMATION TECHNOLOGY		5,490,490
MATERIALS - 1.2%
Chemicals - 1.0%
Celanese U.S. Holdings LLC 6.165% 7/15/27	620,000	624,237
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	352,000	297,554
3.468% 12/1/50 (b)	382,000	251,048
LYB International Finance III LLC 2.25% 10/1/30	368,000	300,307
		1,473,146
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	321,246
TOTAL MATERIALS		1,794,392
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Agree LP 4.8% 10/1/32	441,000	411,861
American Homes 4 Rent LP:
3.375% 7/15/51	45,000	28,815
4.3% 4/15/52	71,000	53,615
Camden Property Trust:
2.8% 5/15/30	105,000	90,914
3.15% 7/1/29	447,000	398,173
Corporate Office Properties LP 2% 1/15/29	278,000	213,118
Crown Castle International Corp. 2.25% 1/15/31	323,000	264,872
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	309,310
5.95% 2/15/28	355,000	280,686
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	301,002
4.15% 4/15/32	153,000	137,325
Kite Realty Group Trust:
4% 3/15/25	15,000	14,202
4.75% 9/15/30	317,000	284,964
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	236,429
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	408,993
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	291,329
3.625% 10/1/29	427,000	349,339
4.5% 1/15/25	204,000	195,997
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	36,180
Realty Income Corp. 2.2% 6/15/28	27,000	23,605
Spirit Realty LP 2.1% 3/15/28	398,000	334,585
Store Capital Corp.:
2.7% 12/1/31	450,000	309,338
2.75% 11/18/30	67,000	48,554
Sun Communities Operating LP:
2.3% 11/1/28	120,000	101,630
2.7% 7/15/31	445,000	351,104
4.2% 4/15/32	280,000	244,365
5.7% 1/15/33	450,000	437,619
Ventas Realty LP 3% 1/15/30	447,000	384,628
VICI Properties LP:
4.75% 2/15/28	348,000	331,192
4.95% 2/15/30	540,000	502,357
5.125% 5/15/32	41,000	38,279
Vornado Realty LP:
2.15% 6/1/26	73,000	59,932
3.4% 6/1/31	265,000	183,433
		7,657,745
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 7.55% 3/15/28	153,000	130,277
Tanger Properties LP:
2.75% 9/1/31	313,000	224,921
3.125% 9/1/26	410,000	363,986
		719,184
TOTAL REAL ESTATE		8,376,929
UTILITIES - 8.1%
Electric Utilities - 3.1%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,301,000	1,232,194
4.973% 5/1/46	356,000	300,684
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	209,110
Duke Energy Corp.:
4.5% 8/15/32	430,000	406,459
5% 8/15/52	550,000	490,832
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	82,938
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	68,878
2.775% 1/7/32 (b)	177,000	139,175
3.616% 8/1/27 (b)	250,000	226,064
Exelon Corp.:
3.35% 3/15/32	358,000	312,135
4.05% 4/15/30	240,000	225,096
4.1% 3/15/52	213,000	168,328
FirstEnergy Corp.:
2.25% 9/1/30	639,000	519,188
4.15% 7/15/27	416,000	398,191
		4,779,272
Gas Utilities - 0.4%
ONE Gas, Inc. 2% 5/15/30	254,000	211,959
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	277,154
4.4% 5/30/47	204,000	168,014
		657,127
Independent Power and Renewable Electricity Producers - 2.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	492,074
Emera U.S. Finance LP:
3.55% 6/15/26	1,191,000	1,127,255
4.75% 6/15/46	426,000	339,139
The AES Corp.:
1.375% 1/15/26	392,000	349,600
2.45% 1/15/31	402,000	321,766
3.3% 7/15/25 (b)	804,000	761,951
3.95% 7/15/30 (b)	382,000	341,219
		3,733,004
Multi-Utilities - 2.2%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	331,139
NiSource, Inc.:
3.49% 5/15/27	594,000	562,893
3.6% 5/1/30	100,000	91,054
3.95% 3/30/48	426,000	334,514
4.8% 2/15/44	268,000	241,310
Puget Energy, Inc.:
3.65% 5/15/25	848,000	817,059
4.1% 6/15/30	744,000	685,486
Sempra Energy 3.8% 2/1/38	342,000	284,967
		3,348,422
TOTAL UTILITIES		12,517,825
TOTAL NONCONVERTIBLE BONDS (Cost $153,334,094)		132,308,012

U.S. Treasury Obligations - 9.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	393,504
2% 11/15/41	600,000	440,906
3.625% 2/15/53	12,650,000	12,149,928
3.625% 5/15/53	1,100,000	1,058,406
U.S. Treasury Notes 3.5% 2/15/33	815,000	805,322
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,280,461)		14,848,066

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $123,195)	123,195	117,635

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $499,439)	500,000	397,647

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	355,000	320,041
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(e)	265,000	180,816
4.875% (b)(c)(e)	570,000	442,089
		622,905
TOTAL PREFERRED SECURITIES (Cost $1,200,949)		942,946

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $6,251,469)	6,250,302	6,251,552

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $176,689,607)	154,865,858
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(516,684)
NET ASSETS - 100.0%	154,349,174

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,692,021 or 17.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	6,102,184	24,016,090	23,866,722	154,055	-	-	6,251,552	0.0%
Total	6,102,184	24,016,090	23,866,722	154,055	-	-	6,251,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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